Guarantees (Tables)	12 Months Ended
Dec. 31, 2018
Guarantees [Abstract]
Schedule of Guarantor Obligations [Table Text Block]
As of December 31, 2018 and 2017, the following financial guarantees were outstanding:

	December 31, 2018		December 31, 2017
(dollars in millions)	Maximum Potential Payment	Carrying Amount of Liability	Maximum Potential Payment	Carrying Amount of Liability
Commercial aerospace financing arrangements (see Note 5)	$348	$9	$336	$8
Credit facilities and debt obligations (expire 2019 to 2028)	116	—	256	15
Performance guarantees	55	5	56	2

Product Warranty Disclosure [Table Text Block]
The changes in the carrying amount of service and product warranties and product performance guarantees for the years ended December 31, 2018 and 2017 are as follows:

(dollars in millions)	2018	2017
Balance as of January 1[1]	$1,146	$1,199
Warranties and performance guarantees issued	604	323
Settlements made	(493)	(207)
Other [2]	192	9
Balance as of December 31	$1,449	$1,324

1 Change in beginning balance due to revenue recognition reclassification of extended warranty to net contract asset/liability.
2 Increase in Other is driven by Rockwell Collins acquisition.